Note 5 - Property and Equipment	12 Months Ended
Dec. 31, 2015
Notes to Financial Statements
Property, Plant and Equipment Disclosure [Text Block]
Note 5.	Property and Equipment

Property and equipment at December 31, 2015 and 2014 consists of the following (in thousands):

	2015	2014
Land and land improvements	$13,931	$12,924
Buildings and improvements	30,556	22,054
Machinery and equipment	8,865	8,559
Vehicles	445	493
Office furniture and fixtures	5,571	4,135
Construction in progress	1,251	2,961
	60,619	51,126
Less accumulated depreciation and amortization	(17,233)	(15,172)
Property and equipment, net	$43,386	$35,954